Stockholder's equity	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholder's equity
N
OTE
3: S
TOCKHOLDER
’
S
E
QUITY
The Company’s authorized capital stock consists of 1,000 shares of common stock, with a par value of $0.01 per share. On March 29, 2021, the Company issued 100 shares of common stock to Hoya Intermediate for aggregate consideration of $10.00.